Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001415726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2019
Prospectus Date	rr_ProspectusDate	Sep. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Rule 497(e)
Registration Nos. 333-146827 and 811-22135

Innovator S&P 500 Buffer ETF™ – October
Innovator S&P 500 Power Buffer ETF™ – October
Innovator S&P 500 Ultra Buffer ETF™ – October
(each, a “Fund” and together, the “Funds”)
Supplement To each Fund’s Prospectus
Dated March 1, 2019

September 30, 2019

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on September 30, 2019, an outcome period for each Fund ended. Each Fund will commence a new outcome period that will begin on October 1, 2019 and end on September 30, 2020. An investment in a Fund over the course of the outcome period will be subject to the applicable Cap set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator S&P 500 Buffer ETF – October	BOCT	Gross: 14.12% Net: 13.33%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 14.12% (prior to taking into account management fees and other fees) and 13.33% (after taking into account management fees and other fees) while providing a buffer against the first 9% of S&P 500 Price Index losses, over the period from October 1, 2019 to September 30, 2020.

Innovator S&P 500 Power Buffer ETF – October	POCT	Gross: 9.20% Net: 8.41%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 9.20% (prior to taking into account management fees and other fees) and 8.41% (after taking into account management fees and other fees) while providing a buffer against the first 15% of S&P 500 Price Index losses, over the period from October 1, 2019 to September 30, 2020.

Innovator S&P 500 Ultra Buffer ETF – October	UOCT	Gross: 7.70% Net: 6.91%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 7.70% (prior to taking into account management fees and other fees) and 6.91% (after taking into account management fees and other fees) while providing a buffer against S&P 500 Price Index losses of between 5% and 35%, over the period from October 1, 2019 to September 30, 2020.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new outcome period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new outcome period: October 1, 2019 through September 30, 2020.

3.	All references to the Cap for the prior outcome period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Supplement Closing [Text Block]	ck0001415726_SupplementClosingTextBlock	Please Keep This Supplement With Your Prospectus For Future Reference
Innovator S&P 500 Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Buffer ETF™ – October
Innovator S&P 500 Buffer ETF - October | Innovator S&P 500 Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOCT
Innovator S&P 500 Power Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Power Buffer ETF™ – October
Innovator S&P 500 Power Buffer ETF - October | Innovator S&P 500 Power Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	POCT
Innovator S&P 500 Ultra Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Ultra Buffer ETF™ – October
Innovator S&P 500 Ultra Buffer ETF - October | Innovator S&P 500 Ultra Buffer ETF - October
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UOCT